ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Cayman Islands" or "the Company") is a holding company incorporated in the Cayman Islands on July 27, 2005.

Actions Semiconductor Cayman Islands and its subsidiaries (the "Group") are principally engaged in the design and development of System-on-a-chip ("SoC") products and total solutions for the development and manufacture of portable media players ("PMPs"), tablets, OTT boxes and the provision of testing solutions.  The Group's total solutions include SoCs, solution development kits and detailed specifications of other required components and the providers' information of those components.  The Group's total solutions enable its customers to quickly introduce new PMPs, which play multimedia files by compressing to a fraction of their size using any one of a number of audio and video compression technologies, tablet and OTT boxes which equip consumers with the capability of browsing the internet respectively into the mainstream market worldwide.

At December 31, 2015 and 2014, the subsidiaries of the Company include the following:

Name of Company	Place and date of incorporation/establishment	Attributable equity interest held	Principal activities

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Mauritius")	Republic of Mauritius ("Mauritius") November 16, 2001	100%	Investment holding

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai")	PRC December 28, 2001	100%	Design and manufacture of system-on-a-chip products

Actions (Zhuhai) Microelectronics Co., Ltd. ("Actions Microelectronics Zhuhai")	PRC June 5, 2014	100%	Design and manufacture of system-on-a-chip products

Actions (Zhuhai) Technology Co., Ltd. ("Actions Technology Zhuhai")	PRC June 5, 2014	100%	Design and manufacture of system-on-a-chip products

Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai ")	PRC March 27, 2008	100%	Design and manufacture of system-on-a-chip products

Actions Technology (HK) Company Limited ("Actions Hong Kong")	Hong Kong January 13, 1999	100%	Trading of system-on-a-chip products

Actions Microelectronics Co., Ltd. ("Actions Microelectronics Hong Kong")	Hong Kong August 17, 2007	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics (HK) Co., Limited ("Artek Microelectronics Hong Kong")	Hong Kong January 16, 2006	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen")	PRC March 14, 2006	100%	Design and manufacture of system-on-a-chip products

Actions Capital Investment Inc. ("Actions Capital BVI")	British Virgin Islands February 10, 2006	100%	Investment holding

Actions Capital Investment (Malaysia) Inc. Co., Ltd. ("Actions Malaysia ") (Note)	Republic of Malaysia January 13, 2009	100%	Inactive

Actions Development (HK) Co., Ltd	Hong Kong January 6, 2015	100%	Inactive
Mavrix Technology, Inc. (“Mavrix”)	Cayman Islands June 20, 2006	93.4%	Investment holding

Mavrix Technology (H.K.) Co., Limited (“Mavrix HK”)	Hong Kong August 17, 2007	93.4%	Manufacturing and trading of system-on-a-chip products

Shanghai Mavrix Electronics, Ltd. (“Mavrix Shanghai”)	PRC October 23, 2006	93.4%	Design and manufacture of system-on-a-chip products

Note:  Actions Malaysia was dissolved on October 19, 2015.